Income Taxes (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of components of income tax provision (benefit)
Current					$ (158,895)
Deferred					(1,386,246)	(1,398,479)
Less increase in allowance					1,386,246	1,398,479
Net deferred
Total income tax provisions (benefit)	$ 103,971	$ 0	$ 103,471	$ 159,220	$ (158,895)	$ 175